Related Parties (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Schedule of Total Loans Received
The total loans received from Scilex were as follows (in thousands):

	Year Ended December 31,
	2025	2024
Loans to Scilex Holding Company — stock-based compensation	$2,435	$660
Loans to Scilex Holding Company — expenses paid by Scilex Holding Company on behalf of the Company	14,472	10,872

Total loans from Scilex Holding Company	$16,907	$11,532